Accrued liabilities - Summary of Accrued Liabilities (Detail) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities (Personnel related accruals)	€ 11,067,510	€ 10,890,749
Consulting Professional And Audit Liability [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities (Personnel related accruals)	351,064	642,662
Clinical Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities (Personnel related accruals)	1,832,590	3,824,468
Manufacturing Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities (Personnel related accruals)	2,079,900	2,285,584
Nonclinical Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities (Personnel related accruals)	493,907	885,030
Personnel Related Accruals [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities (Personnel related accruals)	5,892,087	2,971,068
Other Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities (Personnel related accruals)	€ 417,962	€ 281,937